Derivative Warrant Liabilities (Details) - USD ($)							1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 28, 2024	Mar. 22, 2024	Feb. 23, 2024	Jan. 21, 2024	Jan. 16, 2024	Dec. 05, 2023	Jul. 16, 2024	Mar. 22, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2023	Sep. 18, 2023	Apr. 06, 2023
Derivative Warrant Liabilities [Line Items]
Number of warrants shares							138,320
Warrants exercised common share							138,320
Gain on revaluation total derivative warrants liabilities (in Dollars)									$ (643,225)	$ 482,331	$ (83,080)	$ 121,774	$ 2,189,986
April 2023 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Warrants issued															4,505,718
Warrant price per share (in Dollars per share)				$ 1.077
Convertible common shares	112,975	20,245		0.724		652,521
Number of warrants shares	156,098	27,793				2,729,394
September 2023 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Warrants issued														7,500,000
Warrant price per share (in Dollars per share)				$ 1.077
Convertible common shares	54,877			0.288
Number of warrants shares	182,144					4,602,916		281,910
Warrants exercised common share						409,667		81,469
January 2024 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Warrants issued					1,500,000
Warrant price per share (in Dollars per share)					$ 1.6
Number of warrants shares			30,200
Warrants exercised common share			30,200
Gain on revaluation total derivative warrants liabilities (in Dollars)											$ 83,080